S-K 1603(c) Fiduciary Duties to Other Companies	Oct. 02, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Under British Virgin Islands law, directors owe the company the following fiduciary responsibilities:duty to act in good faith in and with a view to what the director believes to be in the best interests of the company as a whole;duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose and directors shall not act, or agree to act, in a matter that contravenes the Companies Act or the memorandum and articles of association;duty to exercise the care, diligence and skill that a reasonable director would exercise in the circumstances taking into account, without limitation:the nature of the company;the nature of the decision; andthe position of the director and the nature of the responsibilities undertaken by him;directors should not improperly fetter the exercise of future discretion;duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; andduty to exercise independent judgment.